Matthews Asia Dividend Fund Expense Example - Matthews Asia Dividend Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340